Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 31,987	$ 18,093	$ 1,578
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	12,936	15,285	804
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	19,051	2,808	774
Mutual funds [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		53	340
Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	19,051	2,808	774
Other financial assets [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		15,232	464
Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	12,936
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	31,987	18,093	1,578
Level 1 [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	12,936	15,285	804
Level 1 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	19,051	2,808	774
Level 1 [member] | Mutual funds [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		53	340
Level 1 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	19,051	2,808	774
Level 1 [member] | Other financial assets [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		$ 15,232	$ 464
Level 1 [member] | Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 12,936